PAINEWEBBER GLOBAL INCOME FUND                                SEMIANNUAL REPORT

                                                                 June 15, 1998

Dear Shareholder,

   We are pleased to present you with the semiannual report for the PaineWebber Global Income Fund (the "Fund") for the six-month period ended April 30, 1998.



GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

[PICTURE]

   The Asian crisis has produced both disinflationary influences (lower commodity prices and cheaper imports) and expansionary impacts (lower interest rates). These influences have produced growth with low inflation -- beneficial conditions for bonds.

   In Europe, the growth cycle is slowly shifting from an export-driven phase to one driven by domestic demand. Unemployment is declining in France and Germany, and demand is robust in many of the smaller European economies.


PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[PICTURE]

   Performance--The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended April 30, 1998, without deducting sales charges, was 2.21% for Class A shares, 1.79% for Class B shares, 1.91% for Class C shares and 2.28% for Class Y shares.

   For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, Class A shares lost 1.90%, Class B shares lost 3.16% and Class C shares gained 1.17%. (Class Y shares are not subject to sales charges.)

   Portfolio Highlights--Although inflation remains low in Europe, expected returns are low for the longer maturities of all European bond markets. Therefore, we have shortened the duration of the European portion of our portfolio. (Duration is a measure of a bond fund's sensitivity to interest rate changes.) Over the six-month period we increased investments in Poland, Hungary and Greece, which offered high single-digit yields on intermediate maturities.

   In the United States we shifted some of the Fund's Treasury holdings to higher-yielding investment grade corporate bonds and AA-rated mortgages.

------------------------------------------------------------------------------

PAINEWEBBER GLOBAL INCOME FUND
FUND PROFILE

Goal:
High current income consistent with prudent investment risk;
secondarily capital appreciation


Portfolio manager:
Stuart Waugh, Mitchell Hutchins Asset Management Inc.

Total Net Assets:
$524.8 million as of April 30, 1998

Dividend Payments:
Monthly


PAINEWEBBER GLOBAL INCOME FUND
Quarterly breakdown as percent of net assets, April 30, 1998*

AAA 66.7%
AA 9.4%
A 15%
BBB 1.6%
BB 2.1%
B 1%
A1/P1 4.2%

* Allocations subject to change

SEMIANNUAL REPORT

PAINEWEBBER GLOBAL INCOME FUND
Currency exposure as percent of net assets, April 30, 1998*


U.S. Dollar                                       50.9%
Hedged                                            19.5%
Unhedged (Europe)                                 23.9%
Unhedged (Japan, Canada, New Zealand)              5.7%


OUTLOOK
-------------------------------------------------------------------------------

[PICTURE]

   The overall outlook for developed markets is positive. Growth and inflation should remain moderate in the U.S. and Europe. Our main focus of investment is on high-quality holdings in these markets.

   We expect growth in Asia to remain anemic over the next 12 months; manufacturing supply will most likely overwhelm demand and solvency issues will likely predominate. International liquidity issues will continue to affect spreads in dollar-denominated, emerging market debt. If the recession in Japan stalls an Asian recovery, emerging markets will face financing problems.

   In Latin America, we expect lower commodity prices and stiffer export competition to worsen trade accounts. As a consequence, we have made only limited use of the Fund's ability to invest in emerging market debt. The exceptions are Poland and Mexico, where we believe sovereign creditworthiness will continue to improve this year.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a quarterly Fund Profile on the PaineWebber Global Income Fund or another fund in the PaineWebber Family of Funds,(1) please contact your investment executive.


Sincerely,

/s/ MARGO ALEXANDER                     /s/ STUART WAUGH

MARGO ALEXANDER                         STUART WAUGH
President                               Managing Director
Mitchell Hutchins Asset Management Inc. Mitchell Hutchins Asset Management Inc.
                                        Portfolio Manager, Global Income Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended April 30, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL INCOME FUND

PERFORMANCE RESULTS (unaudited)

                                         Net Asset Value                                Total Return(1)
                             ----------------------------------------       -----------------------------------
                             04/30/98        10/31/97        04/30/97          12 Months            6 months
                                                                            Ended 04/30/98       Ended 04/30/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                $10.17          $10.27           $10.09            7.58%                 2.21%
---------------------------------------------------------------------------------------------------------------
Class B Shares                 10.14           10.24            10.07            6.65                  1.79
---------------------------------------------------------------------------------------------------------------
Class C Shares                 10.16           10.26            10.09            6.91                  1.91
---------------------------------------------------------------------------------------------------------------


Performance Summary Class A Shares

                                 Net Asset Value
                             -----------------------        Capital Gains  Dividends  Paid from    Total
Period Covered               Beginning        Ending         Distributed     Paid      Capital    Return(1)
---------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91             $10.40          $11.05          $0.0100          $0.4800        --        11.11%
---------------------------------------------------------------------------------------------------------------
1992                           11.05           10.42           0.1644           0.6029        --         1.22
---------------------------------------------------------------------------------------------------------------
1993                           10.42           10.97           0.1445           0.7486        --        14.16
---------------------------------------------------------------------------------------------------------------
1994                           10.97            9.90           0.0009           0.3213      $0.3178     (3.89)
---------------------------------------------------------------------------------------------------------------
1995                            9.90           10.44             --             0.7325        --        13.20
---------------------------------------------------------------------------------------------------------------
1996                           10.44           10.44             --             0.7113        --         7.13
---------------------------------------------------------------------------------------------------------------
1997                           10.44           10.14             --             0.5914       0.0899      3.84
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98              10.14           10.17             --             0.2126        --         2.41
---------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.3198          $4.4006      $0.4077
---------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 04/30/98:      59.13%
---------------------------------------------------------------------------------------------------------------


Performance Summary Class B Shares

                                 Net Asset Value
                             -----------------------        Capital Gains     Dividends    Paid from    Total
Period Covered               Beginning        Ending         Distributed        Paid        Capital    Return(1)
---------------------------------------------------------------------------------------------------------------
03/20/87-12/31/87             $10.00          $10.86          $0.1800          $0.6647        --        17.58%
---------------------------------------------------------------------------------------------------------------
1988                           10.86           10.64           0.1489           1.3436        --        12.15
---------------------------------------------------------------------------------------------------------------
1989                           10.64           10.25             --             0.9200        --         5.44
---------------------------------------------------------------------------------------------------------------
1990                           10.25           10.87             --             1.1300        --        17.72
---------------------------------------------------------------------------------------------------------------
1991                           10.87           11.05           0.0100           0.7300        --        10.75
---------------------------------------------------------------------------------------------------------------
1992                           11.05           10.41           0.1644           0.5214        --         0.38
---------------------------------------------------------------------------------------------------------------
1993                           10.41           10.96           0.1445           0.6689        --        13.36
---------------------------------------------------------------------------------------------------------------
1994                           10.96            9.87           0.0009           0.2852      $0.2810     (4.77)
---------------------------------------------------------------------------------------------------------------
1995                            9.87           10.41             --             0.6538        --        12.39
---------------------------------------------------------------------------------------------------------------
1996                           10.41           10.41             --             0.6336        --         6.34
---------------------------------------------------------------------------------------------------------------
1997                           10.41           10.11             --             0.5240       0.0804      3.06
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98              10.11           10.14             --             0.1831        --         2.12
---------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.6487          $8.2583      $0.3614
---------------------------------------------------------------------------------------------------------------
                                                           Cumulative Total Return as of 04/30/98:     157.23%
---------------------------------------------------------------------------------------------------------------


Performance Summary Class C Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends    Paid from    Total
Period Covered               Beginning        Ending         Distributed        Paid        Capital    Return(1)
---------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92             $10.94          $10.42          $0.1644          $0.3744        --         0.10%
---------------------------------------------------------------------------------------------------------------
1993                           10.42           10.97           0.1445           0.6973        --        13.64
---------------------------------------------------------------------------------------------------------------
1994                           10.97            9.89           0.0009           0.2978     $0.2938      (4.43)
---------------------------------------------------------------------------------------------------------------
1995                            9.89           10.42                            0.6801        --        12.54
---------------------------------------------------------------------------------------------------------------
1996                           10.42           10.43                            0.6592        --         6.70
---------------------------------------------------------------------------------------------------------------
1997                           10.43           10.13             --             0.5482      0.0836       3.33
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98              10.13           10.16             --             0.1906        --         2.19
---------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.3098          $3.4476     $0.3774
---------------------------------------------------------------------------------------------------------------
                                                             Cumulative Total Return as of 04/30/98:    37.84%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1998 and since inception, August 26, 1991 through April 30, 1998, Class Y shares had a total return of 2.28% and 59.94%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL INCOME FUND

PERFORMANCE RESULTS (unaudited) (concluded)



AVERAGE ANNUAL TOTAL RETURN

                                     % Return Without Deducting                     % Return After Deducting
                                         Maximum Sales Charge                         Maximum Sales Charge
                                   --------------------------------             --------------------------------
Class                              A*            B**           C***              A*           B**           C***
---------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98      7.11%         6.30%          6.56%            2.83%         1.30%         5.81%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/98         5.92          5.10           5.37             5.05          4.80          5.37
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/98          N/A           7.61           N/A              N/A           7.61          N/A
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 03/31/98+              6.97          8.84           5.58             6.33          8.84          5.58
---------------------------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations dates are July 1, 1991, March 20, 1987 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1998, for the five years ended March 31, 1998 and since inception August 26, 1991 through March 31, 1998, Class Y shares have an average annual total return of 7.34%, 6.21% and 7.24%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL INCOME FUND


PORTFOLIO OF INVESTMENTS                                                             APRIL 30, 1998 (unaudited)

 Principal
  Amount                                                               Maturity           Interest
  (000)*                                                                Dates               Rates            Value
 --------                                                             ---------           ---------        ------------
Long-Term Debt Securities--94.15%

Brazil--0.55%
US$ 3,481  Federal Republic of Brazil...........................      04/15/14             8.000%          $2,882,415
                                                                                                           ----------
Canada--1.92%
   10,675  Government of Canada.................................      06/01/08            10.000           10,093,039
                                                                                                           ----------
Germany--7.46%
   61,740  Federal Republic of Germany..........................09/20/01 to 11/11/04  7.500 to 8.250       39,152,755
                                                                                                           ----------
Greece--1.62%
2,675,800  Republic of Hellenic.................................03/21/00 to 03/21/02  9.200 to 9.800        8,523,341
                                                                                                           ----------
Hungary--1.10%
1,196,860  Government of Hungary................................01/12/00 to 08/24/00 16.000 to 18.500       5,753,400
                                                                                                           ----------
Italy--2.61%
20,615,000 Republic of Italy(1).................................       04/01/04            8.500           13,682,379
                                                                                                           ----------
Japan--2.86%
US$10,200  Nomura Asset Securities Corporation..................       03/15/30            6.590           10,416,750
US$ 4,520  Sony Corporation.....................................       03/04/03            6.125            4,513,966
                                                                                                           ----------
                                                                                                           14,930,716
                                                                                                           ----------
Mexico--2.10%
US$10,165  United Mexican States(1).............................01/15/07 to 09/15/16  8.625 to 11.375      10,995,736
                                                                                                           ----------
Netherlands--4.51%
   43,230  Government of Netherlands............................09/15/01 to 01/15/06  6.000 to 8.750       23,687,338
                                                                                                           ----------
New Zealand--0.57%
    5,000  Government of New Zealand(1).........................       03/15/02           10.000            3,016,504
                                                                                                           ----------
Poland--3.56%
   42,030  Republic of Poland(2)................................02/12/00 to 06/12/02 12.000 to 14.000      10,466,769
US$ 2,700  Republic of Poland, PAR..............................       10/27/24            3.000#           1,728,000
US$ 7,120  Republic of Poland, PDI..............................       10/27/14            4.000#           6,497,000
                                                                                                           ----------
                                                                                                           18,691,769
                                                                                                           ----------
Spain--1.71%
1,200,000  Government of Spain..................................       03/25/00           12.250            8,969,107
                                                                                                           ----------
Sweden--2.98%
   99,100  Kingdom of Sweden....................................06/15/01 to 05/05/03 10.250 to 13.000      15,663,500
                                                                                                           ----------
United Kingdom--15.81%
   43,270  United Kingdom Gilt..................................07/14/00 to 12/07/15   8.00 to 13.000      82,973,391
                                                                                                           ----------
United States--44.79%
    9,692  Banc One Corporation.................................       09/01/00            6.250            9,712,218
   16,000  Clorox Corporation...................................       07/15/01            8.800           17,247,904
   22,000  Ford Motor Credit Corporation........................ 07/01/01 to 09/10/02 6.550 to 9.500       23,443,840
NZD21,525  Federal National Mortgage Association................       06/20/02            7.250           11,677,221
    5,815  General Motor Acceptance Corporation.................       01/22/03            5.875            5,735,649
    2,900  Phillip Morris Companies.............................       07/15/05            7.000            2,971,627
   16,100  U.S. Treasury Inflation Index Bonds..................       04/15/28            3.625           15,979,250
  143,166  U.S. Treasury Notes(1)............................... 08/15/99 to 02/15/08 5.500 to 8.000      148,346,020
                                                                                                          -----------
                                                                                                          235,113,729
                                                                                                          -----------
Total Long-Term Debt Securities (cost--$494,677,513)............                                          494,129,119
                                                                                                          -----------


PAINEWEBBER GLOBAL INCOME FUND

 Principal
  Amount                                                                Maturity          Interest
  (000)*                                                                  Dates            Rates            Value
----------                                                             ----------         --------       -----------
Short-Term Debt Securities--3.53%

Grand Cayman--2.36%
JPY 1,640,646 State Street Bank Time Deposit........................    05/28/98           0.450%        $12,387,844
                                                                                                         -----------
Norway--1.17%
   44,380  Kingdom of Norway........................................    01/31/99           9.000           6,141,358
                                                                                                         -----------
Total Short-Term Debt Securities (cost--$18,626,709)                                                      18,529,202
                                                                                                         -----------

Repurchase Agreement--0.80%
   4,187 Repurchase agreement dated 04/30/98 with First Chicago
         National Bank Inc., collateralized by $4,195,000 U.S.
         Treasury Notes, 5.625%, due 12/31/99 (value--$4,270,930);
         proceeds: $4,187,640 (cost--$4,187,000)....................    05/01/98           5.500           4,187,000
                                                                                                         -----------
Total Investments (cost--$517,491,221)--98.48%.........................................................  516,845,321
Other assets in excess of liabilities--1.52%...........................................................    7,972,703
                                                                                                         -----------
Net Assets--100.00%.................................................................................... $524,818,024
                                                                                                         ===========

-------------------
Note: The Portfolio of Investments is listed by the issuer's country of origin
  * In local currency unless otherwise indicated
(1) Security, or portion thereof, was on loan at April 30, 1998
(2) Illiquid Securities represent 2.00% of Net Assets
  # Reflects rate at April 30, 1998 on step coupon rate instruments
PAR Par Bond
PDI Past Due Interest Bond


Forward Foreign Currency Contracts
                                                                                                        Unrealized
                                               Contract to                                             Appreciation
                                                 Deliver        In Exchange for     Maturity Dates    (Depreciation)
                                               -----------      ---------------     --------------    --------------
British Pounds........................          11,570,000      US$ 18,893,810         05/12/98        $ (446,447)
British Pounds........................          20,893,000      US$ 34,493,411   07/01/98 to 07/27/98    (322,997)
German Deutschemarks..................          11,503,000      US$  6,331,113         06/25/98           (86,653)
German Deutschemarks..................          26,883,858      US$ 15,083,145   06/22/98 to 10/02/98      66,520
German Deutschemarks..................          50,895,000      US$ 27,691,931         06/02/98          (672,891)
Italian Lira..........................       7,130,000,000      US$  3,982,217         05/27/98           (42,491)
Korean Won............................       4,420,000,000      US$  2,932,979         05/11/98          (374,166)
New Zealand Dollars...................          13,097,441      US$  7,544,848   05/29/98 to 06/22/98     296,701
Netherland Guilder....................          17,850,000      US$  8,750,000         09/28/98          (159,556)
Polish Zloties........................          33,350,184      US$  9,660,000         05/26/98           (31,851)
Swedish Kronas........................         113,000,000      US$ 14,561,856         07/17/98           (68,059)
U.S. Dollars..........................          32,267,279      DEM 58,388,847   06/02/98 to 06/25/98     274,017
U.S. Dollars..........................           9,049,029      DEM 16,500,000         06/22/98           146,757
U.S. Dollars..........................           3,965,429      ITL 7,130,000,000      05/27/98            59,278
U.S. Dollars..........................           2,905,983      KRW 4,420,000,000      05/11/98           401,163
                                                                                                      --------------
                                                                                                       $ (960,675)
                                                                                                      ==============

-----------------------
Currency Type Abbreviations:
DEM - German Deutschemarks
ITL - Italian Lira
KRW - Korean Won



Investments by Type of Issuer

                                                                                           Percent of Net Assets
                                                                                          ------------------------
                                                                                          Long-term     Short-term
                                                                                          ---------     -----------
Government and other public issuers................................................         77.95%         1.17%
Bank and other financial institutions..............................................          9.40          2.36
Industrial.........................................................................          6.80           --
Repurchase agreements..............................................................           --           0.80
                                                                                          ---------      ----------
                                                                                            94.15%         4.33%
                                                                                          =========      ==========


                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES                   APRIL 30, 1998 (unaudited)


Assets
Investments in securities, at value (cost--$517,491,221).........................................   $516,845,321
Investments of collateral received for securities loaned.........................................     42,112,763
Receivable for investments and foreign currency sold.............................................     39,648,855
Interest receivable..............................................................................     12,407,679
Unrealized appreciation on forward foreign currency conracts.....................................      1,244,436
Receivable for shares of beneficial interest sold................................................        121,111
Other assets.....................................................................................        144,729
                                                                                                    ------------
Total assets.....................................................................................    612,524,894
                                                                                                    ------------

Liabilities
Collateral for securities loaned.................................................................     42,112,763
Payable for investments and foreign currency contracts purchased.................................     37,394,006
Payable for shares of beneficial interest repurchased............................................      2,397,672
Unrealized depreciation on forward foreign currency contracts....................................      2,205,111
Due to custodian.................................................................................      2,237,074
Payable to affiliates............................................................................        490,845
Accrued expenses and other liabilities...........................................................        869,399
                                                                                                    ------------
Total liabilities................................................................................     87,706,870
                                                                                                    ------------
Net Assets
Capital Stock--$0.001 par value (unlimited amount authorized)....................................    558,625,982
Distributions in excess of net investment income.................................................     (6,416,031)
Accumulated net realized losses from investment transactions and foreign currency................    (25,868,534)
Net unrealized depreciation of investments, other assets, liabilities and
forward contracts denominated in foreign currencies..............................................     (1,523,393)
                                                                                                    ------------
Net assets.......................................................................................   $524,818,024
                                                                                                    ============

Class A:
Net assets.......................................................................................   $428,389,361
                                                                                                    ------------
Shares outstanding...............................................................................     42,136,863
                                                                                                    ------------
Net asset value and redemption value per share...................................................         $10.17
                                                                                                    ============
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price)..         $10.59
                                                                                                    ============

Class B:
Net assets.......................................................................................    $56,288,935
                                                                                                    ------------
Shares outstanding...............................................................................      5,553,176
                                                                                                    ------------
Net asset value and offering price per share.....................................................         $10.14
                                                                                                    ------------

Class C:
Net assets.......................................................................................    $30,633,979
                                                                                                    ------------
Shares outstanding...............................................................................      3,014,390
                                                                                                    ------------
Net asset value and offering price per share.....................................................         $10.16
                                                                                                    ============

Class Y:
Net assets.......................................................................................     $9,505,749
                                                                                                    ------------
Shares outstanding...............................................................................        935,241
                                                                                                    ------------
Net asset value and offering price per share.....................................................         $10.16
                                                                                                    ============


                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND

STATEMENT OF OPERATIONS

                                                                                                       For the Six
                                                                                                      Months Ended
                                                                                                     April 30, 1998
                                                                                                       (unaudited)
                                                                                                    -----------------
Investment income:
Interest (net of foreign withholding taxes)......................................................     $21,181,887
                                                                                                    -----------------
Expenses:
Investment advisory and administration fees......................................................       2,153,595
Service fees--Class A............................................................................         574,608
Service and distribution fees--Class B...........................................................         371,808
Service and distribution fees--Class C...........................................................         125,857
Transfer agency and service fees.................................................................         330,188
Custody and accounting...........................................................................         183,490
Reports and notices to shareholders..............................................................         161,696
Legal and audit..................................................................................         112,738
State registration fees..........................................................................          45,417
Trustees' fees...................................................................................           5,250
Other expenses...................................................................................          24,092
                                                                                                    -----------------
                                                                                                        4,088,739
                                                                                                    -----------------
Net investment income............................................................................      17,093,148
                                                                                                    -----------------

Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
  Investment transactions........................................................................       1,090,457
  Foreign currency transactions..................................................................      (4,530,092)

Net change in unrealized appreciation/depreciation of:
  Investments....................................................................................         (91,926)
  Other assets, liabilities and forward contracts denominated in foreign currencies..............      (1,521,076)
                                                                                                    -----------------
Net realized and unrealized losses from investment activities....................................      (5,052,637)
                                                                                                    -----------------
Net increase in net assets resulting from operations.............................................      $12,040,511
                                                                                                    =================

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the Six
                                                                                   Months Ended         For the
                                                                                  April 30, 1998      Year Ended
                                                                                    (unaudited)    October 31, 1997
                                                                                 ---------------- -------------------
From operations:
Net investment income...........................................................  $ 17,093,148    $   49,357,423
Net realized gains from investment transactions.................................     1,090,457         4,199,590
Net realized losses from foreign currency transactions..........................    (4,530,092)      (10,338,511)
Net change in unrealized appreciation/depreciation of:
  Investments...................................................................       (91,926)      (14,031,758)
  Other assets, liabilities and forward contracts in foreign currencies.........    (1,521,076)        2,416,586
                                                                                 ---------------- -------------------
Net increase in net assets resulting from operations............................    12,040,511        31,603,330
                                                                                 ---------------- -------------------

Dividends and distributions to shareholders:
From net investment income--Class A.............................................    (14,642,946)     (27,840,969)
From net investment income--Class B.............................................     (2,054,847)      (8,831,997)
From net investment income--Class C.............................................       (967,296)      (2,128,744)
From net investment income--Class Y.............................................       (312,078)        (630,033)
In excess of net investment income--Class A.....................................        --            (3,060,693)
In excess of net investment income--Class B.....................................        --              (844,584)
In excess of net investment income--Class C.....................................        --              (226,669)
In excess of net investment income--Class Y.....................................        --               (67,644)
From paid in capital--Class A...................................................        --            (4,640,523)
From paid in capital--Class B...................................................        --            (1,280,531)
From paid in capital--Class C...................................................        --              (343,669)
From paid in capital--Class Y...................................................        --              (102,560)
                                                                                 ---------------- -----------------
Total dividends and distributions to shareholders...............................    (17,977,167)     (49,998,616)
                                                                                 ---------------- -----------------

From beneficial interest transactions:
Net proceeds from the sale of shares............................................     77,822,219        24,327,034
Cost of shares repurchased......................................................   (195,734,119)     (322,360,553)
Proceeds from dividends reinvested..............................................     11,606,030        31,974,549
                                                                                 ---------------- -----------------
Net decrease in net assets from beneficial interest transactions................   (106,305,870)     (266,058,970)
                                                                                 ---------------- -----------------
Net decrease in net assets......................................................   (112,242,526)     (284,454,256)

Net assets:
Beginning of period.............................................................    637,060,550       921,514,806
                                                                                 ----------------  ----------------
End of period...................................................................  $ 524,818,024     $ 637,060,550
                                                                                 ================  ================

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


Organization and Significant Accounting Policies

   PaineWebber Investment Series ("Trust") was organized under Massachussetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust currently has one series, PaineWebber Global Income Fund (the "Fund").

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing service and/or distribution charges, if any, and certain transfer agency and related expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in sixty days or less). The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted and/or illiquid securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

   Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or currency exchange rates during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and (2) purchase and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market values of the Fund's securities are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

   Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to enhance income.

   The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

   Risks may arise with respect to entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Adviser and Administrator

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser, administrator and distributor of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:


      Average Daily Net Assets                                 Annual Rate
      ------------------                                       ----------
      Up to $500 million.....................................     0.750%
      In excess of $500 million up to $1.0 billion...........     0.725
      In excess of $1.0 billion up to $1.5 billion...........     0.700
      In excess of $1.5 billion up to $2.0 billion...........     0.675
      Over $2.0 billion......................................     0.650


   At April 30, 1998, the Fund owed Mitchell Hutchins $330,351 in investment advisory and administration fees.

Distribution Plans

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At April 30, 1998, the Fund owed Mitchell Hutchins $156,646 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended April 30, 1998, it earned $88,282 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)



Security Lending

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended April 30, 1998, PaineWebber earned $22,877 in compensation as the Fund's lending agent. At April 30, 1998, the Fund owed PaineWebber $3,848 in compensation.

   At April 30, 1998, the Fund's custodian held cash having an aggregate value of $42,112,763 as collateral for portfolio securities loaned having a market value of $40,091,653.

   As of April 30, 1998 the Fund invested the cash collateral in the following Money Market Funds and Repurchase Agreements:

      Liquid Assets Portfolio....................................................     $  9,295,243
      Temp Fund Portfolio........................................................           26,520
      Societe Generale Repurchase Agreement, 5.520%, due 05/01/98................       16,791,000
      Union Bank of Switzerland Repurchase Agreement, 5.510%, due 05/01/98.......       16,000,000
                                                                                      ------------
                                                                                      $ 42,112,763
                                                                                      ============

Bank Line of Credit

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended April 30, 1998, the Fund did not borrow under the Facility.

Transfer Agency Service Fees

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended April 30, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 53% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Investments in Securities

   For federal income tax purposes, the cost of securities owned at April 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At April 30, 1998, the components of the net unrealized depreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost).........   $  7,619,292
      Gross depreciation (investments having an excess of cost over value).........     (8,265,192)
                                                                                      -------------
      Net unrealized depreciation of investments                                      $   (645,900)
                                                                                      =============
   For the six months ended April 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

      Purchases....................................................................   $  329,547,564
      Sales........................................................................   $  378,306,489

Federal Tax Status

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At October 31, 1997, the Fund had a capital loss carry forward of $22,428,898 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains which expires as follows: $6,675,082 in 2002 and $15,753,816 in 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS (unaudited)


Shares of Beneficial Interest

   There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 Class A                      Class B                  Class C                    Class Y

                           -------------------          --------------------    ---------------------      -----------------------
                            Shares     Amount            Shares     Amount       Shares       Amount        Shares        Amount
                           --------   --------          --------   --------     --------     --------      --------    -----------
Six Months Ended
April 30, 1998:
Shares sold...........    7,220,135  $ 73,572,664       41,787  $     424,207     200,285   $  2,042,332    172,585    $ 1,783,016
Shares repurchased....  (16,555,152) (168,698,654)  (1,548,592)   (15,737,388)   (859,315)    (8,757,267)  (249,476)    (2,540,810)
Dividends reinvested..      913,282     9,300,975      123,850      1,258,094      73,363        746,815     29,472        300,146
Shares converted from
  Class B to Class A..    3,146,428    32,040,267   (3,155,192)   (32,040,267)     --          --           --              --
                         ----------  ------------   ----------  -------------  ----------   ------------   --------    -----------
Net decrease..........   (5,275,307) $(53,784,748)  (4,538,147) $ (46,095,354)   (585,667)  $ (5,968,120)   (47,419)   $  (457,648)
                         ==========  ============   ==========  =============  ==========   ============   ========    ===========

Year Ended
October 31, 1997:
Shares sold...........    1,400,652  $ 14,315,313      266,230  $   2,723,757     528,903   $  5,416,951    208,671    $ 1,871,013
Shares repurchased....  (21,782,669) (222,541,051)  (7,236,905)   (74,001,286) (2,003,842)   (20,474,051)  (548,721)    (5,344,165)
Dividends reinvested..    2,177,592    22,246,482      671,598      6,868,908     203,733      2,081,999     75,931        777,160
Shares converted from
  Class B to Class A..   13,047,410   134,125,097  (13,082,351)  (134,125,097)     --          --           --              --
                         ----------  ------------   ----------  -------------  ----------   ------------   --------    -----------
Net decrease             (5,157,015) $(51,854,159) (19,381,428) $(198,533,718) (1,271,206)  $(12,975,101)  (264,119)   $(2,695,992)
                         ==========  ============   ==========  =============  ==========   ============   ========    ===========

PAINEWEBBER GLOBAL INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                 Class A
                                                          ---------------------------------------------------------------------
                                                           For the
                                                          Six Months
                                                             Ended             For the Years Ended October 31,
                                                         April 30, 1998   -----------------------------------------------------
                                                           (unaudited)     1997        1996      1995          1994        1993
                                                          ------------     ----        ----      ----          ----        ----
Net asset value, beginning of period....................  $    10.27     $  10.46   $  10.35   $  9.99      $  10.97    $  10.64
                                                               -----        -----      -----      ----         -----       -----
Net investment income...................................        0.31@       0.69@      0.72@      0.77@         0.72        0.59
Net realized and unrealized gains (losses) from
  investments and foreign currency......................       (0.09)@     (0.19)@     0.13@      0.31         (1.05)       0.68
                                                               ------       -----      ----       ----          ----        ----
Net increase (decrease) from investment transactions....        0.22        0.50       0.85       1.08         (0.33)       1.27
                                                               ------       -----      ----       ----          ----        ----
Dividends from net investment income....................       (0.32)      (0.54)     (0.74)     (0.72)        (0.33)      (0.80)
Distributions from net realized gains from investments
  and  foreign currency transactions....................         --          --         --         --            --        (0.14)
Distributions in excess of net investment income........         --        (0.06)       --         --            --          --
Distributions from paid in capital......................         --        (0.09)       --         --          (0.32)        --
                                                               ------       ----       ----       ----          ----       ----
Total dividends and distributions to shareholders.......       (0.32)      (0.69)     (0.74)     (0.72)        (0.65)      (0.94)
                                                               ------       ----       ----       ----          ----        ----
Net asset value, end of period..........................  $    10.17    $  10.27    $ 10.46     $ 10.35     $   9.99    $  10.97
                                                               =======     =====      =====       ====          ====        ====

Total investment return(1)..............................        2.21%       4.99%      8.60%      11.09%       (3.10) %    12.41%
                                                               =======     =====      =====       ====          ====      =====
Ratios/supplemental data:
Net assets, end of period (000's).......................  $  428,389    $486,718   $549,932    $663,022     $611,855    $648,853
Expenses to average net assets..........................        1.28%*      1.21%      1.27%       1.24%(2)     1.17%       1.32%**

Net investment income to average net assets.............        6.07%*      6.66%      6.88%       7.47%(2)     6.94%       6.82%**
Portfolio turnover rate.................................          62%        172%       126%        113%         108%         90%



----------------
*  Annualized

** Includes 0.15% of interest expense related to the reverse repurchase agreement transactions entered into during the fiscal year

@ Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER GLOBAL INCOME FUND


                                                                                             Class B
                                                        -----------------------------------------------------------------------
                                                           For the
                                                          Six Months
                                                            Ended                   For the Years Ended October 31,
                                                        April 30, 1998    -----------------------------------------------------
                                                        (unaudited)       1997     1996       1995         1994          1993
                                                        -------------     ----     ----       ----         ----          ----
Net asset value, beginning of period.................... $ 10.24      $  10.44   $  10.31  $   9.96      $  10.95     $    10.62
                                                         -------      --------   --------  --------      --------     ----------
Net investment income...................................    0.25@         0.58@      0.64@     0.69@         0.86           0.78
Net realized and unrealized gains (losses) from
  investments and foreign currency......................   (0.07)@       (0.17)@     0.15@     0.30@        (1.28)          0.40
                                                         -------      --------   --------  --------      --------     ----------
Net increase (decrease) from investment transactions....    0.18          0.41       0.79      0.99         (0.42)          1.18
                                                         -------      --------   --------  --------      --------     ----------
Dividends from net investment income....................   (0.28)        (0.48)     (0.66)    (0.64)        (0.29)         (0.71)
Distributions from net realized gains from investments
  and  foreign currency transactions....................      --            --         --        --            --          (0.14)
Distributions in excess of net investment income........      --         (0.05)        --        --            --             --
Distributions from paid in capital......................      --         (0.08)        --        --         (0.28)            --
                                                         -------      --------   --------  --------      --------     ----------
Total dividends and distributions to shareholders.......   (0.28)        (0.61)     (0.66)    (0.64)        (0.57)         (0.85)
                                                         -------      --------    -------  --------      --------     ----------
Net asset value, end of period.......................... $ 10.14      $  10.24   $  10.44  $  10.31      $   9.96     $    10.95
                                                         =======      ========   ========  ========      ========     ==========

Total investment return(1)..............................    1.79%         4.11%      7.95%    10.24%        (3.90)%        11.45%
                                                         =======      ========   ========  ========      ========     ==========
Ratios/supplemental data:
Net assets, end of period (000's)....................... $56,289      $103,312   $307,577  $484,534      $725,553     $1,188,890
Expenses to average net assets..........................    2.13%*        1.99%      1.99%     2.00%(2)      1.94%          2.11%**

Net investment income to average net assets.............    5.18%*        5.83%      6.14%     6.71%(2)      6.05%          5.97%**
Portfolio turnover rate.................................      62%          172%       126%      113%          108%            90%



                                                                                        Class C
                                                        -----------------------------------------------------------------
                                                           For the
                                                           Six Months
                                                            Ended
                                                        April 30, 1998           For the Years Ended October 31,
                                                         (unaudited)      1997       1996     1995       1994      1993
                                                        --------------    ----       ----     ----       ----      ----
Net asset value, beginning of period....................   $ 10.26     $ 10.45    $ 10.33  $  9.98     $ 10.96   $ 10.64
                                                           -------     -------    -------  -------     -------   -------
Net investment income...................................      0.28@       0.63@      0.67@    0.71@       0.70      0.68
Net realized and unrealized gains (losses) from
  investments and foreign currency......................     (0.09)@     (0.18)@     0.14@    0.31@      (1.09)     0.52
                                                           -------     -------    -------  -------     -------   -------
Net increase (decrease) from investment transactions....      0.19        0.45       0.81     1.02       (0.39)     1.20
                                                           -------     -------    -------  -------     -------   -------
Dividends from net investment income....................     (0.29)      (0.50)     (0.69)   (0.67)      (0.30)     (0.74)
Distributions from net realized gains from investments
  and  foreign currency transactions....................        --          --         --       --          --      (0.14)
Distributions in excess of net investment income........        --       (0.06)        --       --          --         --
Distributions from paid in capital......................        --       (0.08)        --       --       (0.29)        --
                                                           -------     -------    -------  -------     -------   -------
Total dividends and distributions to shareholders.......     (0.29)      (0.64)     (0.69)   (0.67)      (0.59)     (0.88)
                                                           -------     -------    -------  -------     -------   -------
Net asset value, end of period..........................   $ 10.16     $ 10.26    $ 10.45  $ 10.33     $  9.98   $  10.96
                                                           =======     =======    =======  =======     =======   ========

Total investment return(1)..............................      1.91%       4.48%      8.12%   10.49%      (3.56)%    11.64%
                                                           =======     =======    =======  =======     =======   ========
Ratios/supplemental data:
Net assets, end of period (000's).......................   $30,634     $36,935    $50,928  $71,329     $92,480   $135,847
Expenses to average net assets..........................      1.83%*      1.69%      1.73%    1.75%(2)    1.68%      1.83%**

Net investment income to average net assets.............      5.51%*      6.17%      6.40%    6.96%(2)    6.34%      6.17%**
Portfolio turnover rate.................................        62%        172%       126%     113%        108%        90%


PAINEWEBBER GLOBAL INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                             Class Y
                                                             ---------------------------------------------------------------------
                                                               For the
                                                              Six Months
                                                                Ended
                                                            April 30, 1998               For the Years Ended October 31,
                                                              (unaudited)    1997      1996      1995         1994        1993
                                                              -----------    ----      ----      ----         ----        ----
Net asset value, beginning of period ......................      $10.27    $ 10.49   $ 10.35   $  9.99       $ 10.97    $ 10.64
                                                                 ------    -------   -------   -------       -------    -------
Net investment income .....................................       0.31@      0.71@     0.75@     0.78@          0.75       0.71
Net realized and unrealized gains (losses) from investments
and foreign currency ......................................       (0.08)@   (0.21)@     0.17@    0.32@         (1.06)      0.58
                                                                 ------    -------   -------   -------       -------    -------
Net increase (decrease) from investment transactions ......        0.23       0.50      0.92      1.10         (0.31)      1.29
                                                                 ------    -------   -------   -------       -------    -------

Dividends from net investment income ......................       (0.34)     (0.56)    (0.78)    (0.74)        (0.34)     (0.82)
Distributions from net realized gains from investments and
foreign currency transactions .............................          --         --        --        --            --      (0.14)
Distributions in excess of net investment income ..........          --      (0.06)       --        --            --         --
Distributions from paid in capital ........................          --      (0.10)       --        --         (0.33)        --
                                                                 ------    -------   -------   -------       -------    -------
Total dividends and distributions to shareholders .........       (0.34)     (0.72)    (0.78)    (0.74)        (0.67)     (0.96)
                                                                 ------    -------   -------   -------       -------    -------

Net asset value, end of period ............................      $10.16    $ 10.27   $ 10.49   $ 10.35       $  9.99    $ 10.97
                                                                 ======    =======   =======   =======       =======    =======

Total investment return(1) ................................        2.28%      5.20%     9.25%    11.39%        (2.86)%    12.60%
                                                                 ======    =======   =======   =======       =======    =======

Ratios/supplemental data:
Net assets, end of period (000's) .........................      $9,506    $10,096   $13,077   $16,613       $12,975    $12,043
Expenses to average net assets ............................        1.08%*     0.94%     0.96%     0.95%(2)      0.88%      1.06%**

Net investment income to average net assets ...............        6.29%*     6.93%     7.19%     7.77%(2)      7.23%      7.00%**
Portfolio turnover rate ...................................          62%       172%      126%      113%          108%        90%



---------

*    Annualized

** Includes 0.15% of interest expense related to the reverse repurchase agreement transactions entered into during the fiscal year

@    Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.04%.

BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President

Stuart Waugh
Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereof.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                 PAINEWEBBER
                   (Copyright)1998 PaineWeber Incorporated
                                 Member SIPC


[PaineWebber logo]


GLOBAL INCOME
FUND


SEMIANNUAL REPORT


APRIL 30, 1998